Memorandum items - Financial Services Compensation Scheme (Details) - The Financial Services Compensation Scheme - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Memorandum items
Interest rate basis	12 month LIBOR
Adjustment to interest rate basis	1.11%
Total interest element levied on the industry	£ 202.0	£ 337.0
Share of accrued estimated FSCS levies	£ 8.5